Construction contract revenues (Tables)	3 Months Ended
Mar. 31, 2015
Construction Revenue [Abstract]
Schedule of Construction contract revenues [Table Text Block]
	Three months ended
	March 31,
(in thousands of U.S. dollars)	2015	2014
Construction contract revenue	$—	$29,127
Construction contract expenses	—	(24,661)
Recognized contract margin (loss)	$—	$4,466